Commitments - Additional Information (Detail) $ in Millions	3 Months Ended			12 Months Ended
	Mar. 31, 2019	Dec. 31, 2017	Sep. 30, 2007	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)
Disclosure of commitments [line items]
Purchase commitment per year					$ 2,860,000,000
Expected period				1 year	1 year
Royalty expense					$ 343,000,000		$ 370,000,000
Less than one year
Disclosure of commitments [line items]
Purchase commitment per year					2,400,000,000
Within two to five years
Disclosure of commitments [line items]
Purchase commitment per year					460,000,000
Antamina
Disclosure of commitments [line items]
Purchase commitment per year					$ 93,000,000
Ownership interest in joint operation	22.50%			22.50%	22.50%
Royalty percentage				7.40%	7.40%
Royalty expense					$ 16,000,000		25,000,000
Steelmaking Coal Operations
Disclosure of commitments [line items]
Purchase commitment per year					224,000,000
QB2
Disclosure of commitments [line items]
Purchase commitment per year					$ 2,540,000,000
TAK
Disclosure of commitments [line items]
Royalty percentage		35.00%	25.00%
Increase in net proceeds of production royalty				5.00%	5.00%
Maximum royalty percentage				50.00%	50.00%
Royalty expense				$ 231		$ 252
TML
Disclosure of commitments [line items]
Purchase commitment per year							$ 75,000,000
Purchase period						20 years	20 years
Optional purchase period extension						10 years	10 years
Purchase commitment percentage increase per year						2.00%	2.00%